OPERATING REVENUES - Narrative (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Contract assets	$ 99,050,000	$ 107,923,000
Impairment loss	0	$ 0
Balance capitalized in current year
Revenues from External Customers and Long-Lived Assets [Line Items]
Gross asset contract with customer	8,200,000
Amortization capitalized contract cost	4,000,000
Contract assets	4,200,000
Balance capitalized in prior year
Revenues from External Customers and Long-Lived Assets [Line Items]
Amortization capitalized contract cost	$ 3,800,000